Income tax benefit/(expense) (Tables)	12 Months Ended
Dec. 31, 2024
Income tax benefit/(expense)
Schedule of income tax benefit

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Current income tax	(25,259)	(15,196)	(2,975)
Deferred income tax	87,406	5,434	(452,393)
Income tax benefit/ (expense)	62,147	(9,762)	(455,368)

Schedule of tax on the Group's loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Loss before taxation from continuing operations	857,337	210,341	249,338
Loss/(profit) before income tax from discontinued operations	132,836	151,373	(209,499)
	990,173	361,714	39,839
Tax calculated at PRC statutory income tax rate of 25%	247,543	90,429	9,960
Differential of income tax rates applicable to subsidiaries	(119,211)	(36,590)	21,448
Expense not deductible for tax purposes	(5,659)	(3,863)	(3,728)
Incomes not subject to tax	542	191	2,910
Tax losses and temporary differences for which no deferred income tax asset was recognized	(73,690)	(73,942)	(50,869)
Additional deductible allowance for research and development expenses	10,164	12,474	8,883
Derecognition of deferred income tax asset	—	—	(454,471)
Utilization of previously unrecognized tax losses	2,458	1,539	10,499
Income tax benefit/ (expense)	62,147	(9,762)	(455,368)

Schedule of unused tax losses

	At December 31,
	2023	2024
	RMB’000	RMB’000
	(Note 12)
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	1,971,954	3,963,089

Schedule of unused tax losses by expiration date

	At December 31,
	2023	2024
	RMB’000	RMB’000
	(Note 12)
Continuing operations
Year 2024	419,866	—
Year 2025	83,576	89,886
Year 2026	208,346	217,054
Year 2027	67,745	79,241
Year 2028	113,129	607,088
Year 2029	7,149	877,938
Year 2030	8,049	460,505
Year 2031	56,495	250,170
Year 2032	122,036	267,019
Year 2033	220,273	281,583
Year 2034	—	144,707